Discontinued Operation - Schedule of Discontinued Operation (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Discontinued Operation [Abstract]
Company owned and operated store sales	¥ 30,875,454	¥ 15,761,230
Other revenues	22,449	13,143
Total revenues	30,897,903	15,774,373
Costs and expenses, net
Company owned and operated stores
Food and packaging	11,978,585	6,839,014
Store rental expenses	8,735,620	6,200,927
Payroll and employee benefits	7,971,499	6,173,813
Delivery costs	2,362,132	510,438
Other operating expenses	2,810,735	2,783,167
Store depreciation and amortization	1,888,301	877,370
Company owned and operated store costs and expenses	35,746,872	23,384,729
Marketing expenses	3,828,211	5,506,486
General and administrative expenses	8,630,449	18,363,979
Franchise and royalty expenses	1,895,613	1,885,515
Other operating costs and expenses	9,129
Other income, net	(50)	(108,615)
Total costs and expenses, net	50,110,224	49,032,094
Operating loss	(19,212,321)	(33,257,721)
Interest income	3,482	66,912
Interest expense	(11,921)	(5,652)
Foreign currency transaction gain/(loss)	(130)
Loss before taxation	(19,220,890)	(33,196,461)
Income tax expenses
Net loss for the year	(19,220,890)	(33,196,461)
Gain on disposal of Popeyes business	70,664,684
Net Income/(loss) from discontinued operation	¥ 51,443,794	¥ (33,196,461)